BUSINESS COMBINATION (Acquisition of Fanyue, Narrative) (Details) - USD ($) $ in Thousands			9 Months Ended	12 Months Ended
	Sep. 13, 2013	Mar. 21, 2013	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Net revenues				$ 406,691	$ 332,324	$ 196,702
Net income				$ (1,303)	$ (76,738)	$ (1,856)
Fanyue [Member]
Business Acquisition [Line Items]
Equity interest held by non-controlling shareholders	49.00%
Cash consideration for acquiring non-controlling interest	$ 86
Customer relationships [Member]
Business Acquisition [Line Items]
Identified intangible assets, estimated useful life				4 years
Common Shares [Member] | Fanyue [Member]
Business Acquisition [Line Items]
Share consideration for acquiring non-controlling interest, number of common shares	5,359,490
Share consideration for acquiring non-controlling interest, fair value of common shares	$ 23,410
Fanyue [Member]
Business Acquisition [Line Items]
Percentage of equity interest acquired		51.00%
Cash consideration		$ 88
Share consideration, fair value of shares		$ 1,490
Net revenues			$ 9,107
Net income			$ 1,618
Fanyue [Member] | Noncontrolling Interest [Member]
Business Acquisition [Line Items]
Control premium		6.00%
Assumed discount rate		25.00%
Fanyue [Member] | Customer relationships [Member]
Business Acquisition [Line Items]
Identified intangible assets, amount		$ 335
Identified intangible assets, estimated useful life		2 years 9 months 18 days
Fanyue [Member] | Common Shares [Member]
Business Acquisition [Line Items]
Share consideration, number of shares		808,146
Share consideration, fair value of shares		$ 1,490